2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Property, Plant & Equipment - Estimated Useful Lives
Buildings	39 years